As filed with the Securities and Exchange Commission on

February 11, 2019

Securities Act File No.  033-00488

Investment Company Act File No.  811-04416

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(Check appropriate box or boxes)

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-effective Amendment No. 143	☒

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 142	☒

PNC FUNDS

(Exact Name of Registrant as Specified in Charter)

One East Pratt Street, 5th Floor

Baltimore, Maryland 21202

(Address of Principal Executive Offices)

1-800-622-3863

(Registrant’s Telephone Number)

John M. Loder, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

(617) 951-7405

(Name and Address of Agent for Service)

Copies of Communications to:

John F. Kernan

PNC Capital Advisors, LLC

1900 East 9th Street, 14th Floor

Cleveland, OH 44114

(216) 222-8475

It is proposed that this filing will become effective (check applicable box):

☒ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment  No. 143 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 142 to the Funds’ Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 143 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, on the 11th day of February, 2019.

PNC FUNDS
Registrant

/s/ Jennifer E. Spratley
Jennifer E. Spratley
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 143 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* L. White Matthews, III	Trustee and Chairman of the Board	February 11, 2018
L. White Matthews, III

*Dorothy A. Berry	Trustee	February 11, 2018
Dorothy A. Berry

*Calvin G. Butler, Jr.	Trustee	February 11, 2018
Calvin G. Butler, Jr.

*Mark Hancock	Trustee	February 11, 2018
Mark Hancock

*Ashi S. Parikh	Trustee	February 11, 2018
Ashi S. Parikh

*Stephen M. Todd	Trustee	February 11, 2018
Steven M. Todd

/s/ Jennifer E. Spratley	President	February 11, 2018
Jennifer E. Spratley

/s/ Michele R. Nahrstedt	Treasurer	February 11, 2018
Michele R. Nahrstedt

*By:	/s/ Jennifer E. Spratley
Jennifer E. Spratley
Attorney-in-Fact

*Pursuant to powers of attorney incorporated herein by reference to Post-Effective Amendment No. 129 (filed February 27, 2018).

EXHIBIT INDEX

Exhibit No.	Description

101. INS	XBRL Instance Document

101. SCH	XBRL Taxonomy Extension Schema Document

101 .CAL	XBRL Taxonomy Extension Calculation Linkbase

101. DEF	XBRL Taxonomy Extension Definition Linkbase

101. LAB	XBRL Taxonomy Extension Label Linkbase

101. PRE	XBRL Taxonomy Extension Presentation Linkbase